DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
DISCONTINUED OPERATIONS
Profit (loss) from discontinued operations	[1]		$ 0.0	$ (154.9)
Net Cash Received From Disposal Of Mesquite Asset		$ 158.0
Discontinued operations [member]
DISCONTINUED OPERATIONS
Profit (loss) from discontinued operations				(154.1)
Peak Mines [Member] | Discontinued operations [member]
DISCONTINUED OPERATIONS
Profit (loss) from discontinued operations				$ 0.8
Mesquite [Member]
DISCONTINUED OPERATIONS
Disposal Costs Incurred		$ 0.9

[1]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.